Supplemental Condensed Consolidating Schedule of Cash Flows (Parenthetical) (Detail) (USD $)	3 Months Ended				12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Condensed Financial Statements Captions [Line Items]
Cash dividend received from guarantor subsidiaries							$ 1,800,000,000
Settlement of inter-company balances through non-cash dividend and return of capital							2,500,000,000
Intercompany non-cash adjustment for push-down of income tax balances	1,500,000,000
Cash flow from (used in) operations	122,000,000	[1]	179,000,000	[2]	746,000,000	[3]	244,000,000	[4],[5]	678,000,000	[6],[7]
Cash provided by (used in) investment activities	(23,000,000)		(46,000,000)		(258,000,000)		1,461,000,000	[4]	(326,000,000)	[6]
Cash provided by (used in) continuing operations	(28,000,000)		(24,000,000)		(112,000,000)		(136,000,000)		(137,000,000)
Cash provided by (used in) discontinued operations	5,000,000	[8]	(22,000,000)	[9]	(146,000,000)		1,597,000,000		(189,000,000)
Parent
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	(91,000,000)	[1]	(70,000,000)	[2]	(393,000,000)	[3]	(863,000,000)	[4],[5]	(510,000,000)	[6],[7]
Cash provided by (used in) investment activities	1,046,000,000		107,000,000		850,000,000		2,639,000,000	[4]	880,000,000	[6]
Intercompany transactions	6,000,000	[8]	68,000,000	[9]	667,000,000	[10]	2,432,000,000	[11]	485,000,000	[10]
Cash provided by (used in) continuing operations	5,000,000		67,000,000		667,000,000		2,431,000,000		481,000,000
Cash provided by (used in) discontinued operations	1,041,000,000	[8]	40,000,000	[9]	183,000,000		208,000,000		399,000,000
Parent | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							(881,000,000)		(516,000,000)
Cash provided by (used in) investment activities							2,657,000,000		886,000,000
Intercompany transactions	1,047,000,000		108,000,000
Cash provided by (used in) continuing operations	1,046,000,000		107,000,000
Parent | SpinCo
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) discontinued operations	1,005,000,000
Parent | SpinCo | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash provided by (used in) continuing operations	1,005,000,000
Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Allocation of tax liabilities	67,000,000		53,000,000
Tax liabilities					164,000,000		191,000,000		100,000,000
Cash flow from (used in) operations	168,000,000	[1]	164,000,000	[2]	808,000,000	[3]	833,000,000	[4],[5]	936,000,000	[6],[7]
Cash provided by (used in) investment activities	(77,000,000)		(152,000,000)		(626,000,000)		952,000,000	[4]	(952,000,000)	[6]
Intercompany transactions	(19,000,000)	[8]	(81,000,000)	[9]	(262,000,000)	[10]	(373,000,000)	[11]	(345,000,000)	[10]
Cash provided by (used in) continuing operations	(36,000,000)		(97,000,000)		(337,000,000)		(470,000,000)		(413,000,000)
Cash provided by (used in) discontinued operations	(41,000,000)	[8]	(55,000,000)	[9]	(289,000,000)		1,422,000,000		(539,000,000)
Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							847,000,000		888,000,000
Cash provided by (used in) investment activities							938,000,000		(904,000,000)
Intercompany transactions	(55,000,000)		(121,000,000)
Cash provided by (used in) continuing operations	(72,000,000)		(137,000,000)
Cash provided by (used in) discontinued operations	(5,000,000)		(15,000,000)
Non-Guarantor Subsidiaries
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations	45,000,000	[1]	85,000,000	[2]	331,000,000	[3]	274,000,000	[4],[5]	252,000,000	[6],[7]
Cash provided by (used in) investment activities	(962,000,000)		21,000,000		(130,000,000)		(359,000,000)	[4]	(254,000,000)	[6]
Intercompany transactions	43,000,000	[8]	35,000,000	[9]	(53,000,000)	[10]	(288,000,000)	[11]	(140,000,000)	[10]
Cash provided by (used in) continuing operations	33,000,000		28,000,000		(90,000,000)		(326,000,000)		(205,000,000)
Cash provided by (used in) discontinued operations	(995,000,000)	[8]	(7,000,000)	[9]	(40,000,000)		(33,000,000)		(49,000,000)
Non-Guarantor Subsidiaries | Scenario, Previously Reported
Condensed Financial Statements Captions [Line Items]
Cash flow from (used in) operations							278,000,000		306,000,000
Cash provided by (used in) investment activities							(363,000,000)		(308,000,000)
Intercompany transactions	(962,000,000)
Cash provided by (used in) continuing operations	(972,000,000)
Cash provided by (used in) discontinued operations	$ 10,000,000

[1]	Cash flows from (used in) operations for the Parent Company and the Guarantor Subsidiaries do not include any amounts related to their respective stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2014, the Parent Company allocated approximately $67 million of tax liabilities to its Guarantor Subsidiaries
[2]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the quarter ended March 31, 2013, the Parent Company allocated approximately $53 million of tax liabilities to its Guarantor Subsidiaries.
[3]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2013, the Parent Company allocated approximately $164 million of tax liabilities to its Guarantor Subsidiaries.
[4]	(f) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2012 has been revised to correct the presentation of taxes paid and related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(881) million to $(863) million and cash provided by (used in) investment activities changed from $2,657 million to $2,639 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $847 million to $833 million and cash provided by (used in) investment activities changed from $938 million to $952 million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $278 million to $274 million and cash provided by (used in) investment activities changed from $(363) million to $(359) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[5]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2012, the Parent Company allocated approximately $191 million of tax liabilities to its Guarantor Subsidiaries.
[6]	(d) The Supplemental Condensed Consolidating Schedule of Cash Flows for the year ended December 31, 2011 has been revised to correct the presentation of taxes paid, the impact of foreign currency translation and the related intercompany transactions for the Parent Company, Guarantor Subsidiaries and Non-Guarantor Subsidiaries. While these revisions had no impact on the previously reported total cash flows of the Parent Company, Guarantor Subsidiaries or Non-Guarantor Subsidiaries, the corrections resulted in the following changes to previously reported amounts: For the Parent Company, cash flow from (used in) operations changed from $(516) million to $(510) million and cash provided by (used in) investment activities changed from $886 million to $880 million. For the Guarantor Subsidiaries, cash flow from (used in) operations changed from $888 million to $936 million and cash provided by (used in) investment activities changed from $(904) million to $(952) million. For the Non-Guarantor Subsidiaries, cash flow from (used in) operations changed from $306 million to $252 million and cash provided by (used in) investment activities changed from $(308) million to $(254) million. These revisions had no impact on the consolidated financial statements of the Company, the Supplemental Condensed Consolidating Balance Sheet, or the Supplemental Condensed Consolidating Schedule of Comprehensive Income.
[7]	Cash flows from (used in) operations for the Parent Company and Guarantor Subsidiaries do not include any amounts related to their stand-alone income tax liabilities as the Company has not historically cash settled the intercompany balances associated with the push down of such liabilities to the Guarantor Subsidiaries. During the year ended December 31, 2011, the Parent Company allocated approximately $100 million of tax liabilities to its Guarantor Subsidiaries.
[8]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2014 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transactions related to discontinued operations, which included $1,005 million of net cash proceeds from Sungard Availability Services Capital, Inc., a Non-Guarantor, to the Parent, had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transactions changed from $1,047 million to $6 million; cash provided by (used in) continuing operations in investment activities changed from $1,046 million to $5 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $1,041 million. For the Guarantor, intercompany transaction changed from $(55) million to $(19) million; cash provided by (used in) continuing operations in investment activities changed from $(72) million to $(36) million; and cash provided by (used in) discontinued operations in investment activities changed from $(5) million to $(41) million. For the Non-Guarantor, intercompany transaction changed from $(962) million to $43 million; cash provided by (used in) continuing operations in investment activities changed from $(972) million to $33 million; and cash provided by (used in) discontinued operations in investment activities changed from $10 million to $(995) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[9]	The Supplemental Condensed Consolidating Schedule of Cash Flows for the Parent and Guarantor Subsidiaries for the three months ended March 31, 2013 has been revised to present intercompany transactions related to discontinued operations within the cash provided by (used in) discontinued operations caption within investment activities. These intercompany transaction related to discontinued operations had previously been presented within the intercompany transaction captions as part of continuing operations. While these revisions have no impact on the previously reported cash provided by (used in) investment activities, they resulted in the following changes to previously reported amounts. For the Parent, intercompany transaction changed from $108 million to $68 million; cash provided by (used in) continuing operations in investment activities changed from $107 million to $67 million; and cash provided by (used in) discontinued operations in investment activities changed from $- million to $40 million. For the Guarantor, intercompany transaction changed from $(121) million to $(81) million; cash provided by (used in) continuing operations in investment activities changed from $(137) million to $(97) million; and cash provided by (used in) discontinued operations in investment activities changed from $(15) million to $(55) million. These revisions had no impact on the consolidated results of the Company and were not material to the Supplemental Condensed Consolidating Schedule of Cash Flows for any period.
[10]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital.
[11]	The intercompany cash transactions reflected above within investment activities largely reflect cash dividends or the return of capital, including the cash dividend of $1.8 billion from Guarantor Subsidiaries to Parent in connection with the sale of our Higher Education business. Additionally, during 2012, the company settled $2.5 billion of inter-company balances through a series of non-cash dividend and return of capital transactions. These settlements reduced inter-company payable or receivable balances between Parent Company and Guarantor Subsidiaries, with a related increase or decrease in investment in subsidiary or equity accounts and, therefore, these transactions are not reflected in the Supplem